Davis Global Fund
Davis International Fund
(portfolios of Davis New York Venture Fund, Inc.)

January 31, 2023

THE EQUITY SPECIALISTS

DAVIS GLOBAL FUND	Schedule of Investments
January 31, 2023 (Unaudited)

	Shares/Units	Value
COMMON STOCK – (99.61%)
COMMUNICATION SERVICES – (12.53%)
Media & Entertainment – (12.53%)
Alphabet Inc., Class C *	263,700	$26,335,719
ASAC II L.P. *(a)(b)	35,352	34,401
IAC Inc. *	94,630	5,346,595
iQIYI, Inc., Class A, ADR (China)*	682,800	4,574,760
Liberty Media Corp., Liberty Formula One, Series A *	186,710	11,889,693
Liberty Media Corp., Liberty Formula One, Series C *	106,135	7,514,358
Meta Platforms, Inc., Class A *	318,550	47,454,393
	Total Communication Services	103,149,919
CONSUMER DISCRETIONARY – (22.53%)
Consumer Durables & Apparel – (1.03%)
Fila Holdings Corp. (South Korea)	267,490	8,448,660
Retailing – (21.50%)
Alibaba Group Holding Ltd. (China)*	843,900	11,602,494
Alibaba Group Holding Ltd., ADR (China)*	91,500	10,083,300
Amazon.com, Inc. *	333,990	34,444,389
Coupang, Inc., Class A (South Korea)*	479,280	8,095,039
Delivery Hero SE (Germany)*	282,170	17,059,115
JD.com, Inc., Class A (China)	70,930	2,106,149
JD.com, Inc., Class A, ADR (China)	441,185	26,263,743
Meituan, Class B (China)*	894,829	20,004,687
Naspers Ltd. - N (South Africa)	62,111	12,008,469
Prosus N.V., Class N (Netherlands)	438,090	35,373,677
		177,041,062
	Total Consumer Discretionary	185,489,722
CONSUMER STAPLES – (1.50%)
Food, Beverage & Tobacco – (1.50%)
Darling Ingredients Inc. *	186,740	12,378,995
	Total Consumer Staples	12,378,995
FINANCIALS – (41.51%)
Banks – (18.84%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	316,670	10,120,773
Danske Bank A/S (Denmark)	2,528,800	52,683,923
DBS Group Holdings Ltd. (Singapore)	1,538,794	42,126,442
Metro Bank PLC (United Kingdom)*	1,521,092	2,598,983
Wells Fargo & Co.	1,015,330	47,588,517
		155,118,638
Diversified Financials – (12.08%)
Capital Markets – (4.90%)
Julius Baer Group Ltd. (Switzerland)	592,040	37,976,000
Noah Holdings Ltd., Class A, ADS (China)*	126,000	2,385,180
		40,361,180
Consumer Finance – (4.41%)
Capital One Financial Corp.	304,850	36,277,150
Diversified Financial Services – (2.77%)
Berkshire Hathaway Inc., Class B *	73,290	22,831,301
		99,469,631

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
January 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (10.59%)
Life & Health Insurance – (10.59%)
AIA Group Ltd. (Hong Kong)	2,901,780	$32,812,297
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	7,006,500	54,424,402
		87,236,699
	Total Financials	341,824,968
HEALTH CARE – (5.11%)
Health Care Equipment & Services – (1.78%)
Cigna Group	46,450	14,709,321
Pharmaceuticals, Biotechnology & Life Sciences – (3.33%)
Viatris Inc.	2,254,350	27,412,896
	Total Health Care	42,122,217
INDUSTRIALS – (2.69%)
Capital Goods – (1.58%)
Owens Corning	134,690	13,017,788
Transportation – (1.11%)
DiDi Global Inc., Class A, ADS (China)*	2,023,878	9,147,929
	Total Industrials	22,165,717
INFORMATION TECHNOLOGY – (9.74%)
Semiconductors & Semiconductor Equipment – (2.67%)
Applied Materials, Inc.	121,760	13,575,023
Intel Corp.	297,650	8,411,589
		21,986,612
Software & Services – (0.65%)
Clear Secure, Inc., Class A	171,260	5,375,851
Technology Hardware & Equipment – (6.42%)
Hollysys Automation Technologies Ltd. (China)	1,205,741	22,475,012
Samsung Electronics Co., Ltd. (South Korea)	609,930	30,380,753
		52,855,765
	Total Information Technology	80,218,228
MATERIALS – (4.00%)
Teck Resources Ltd., Class B (Canada)	760,340	32,922,722
	Total Materials	32,922,722
TOTAL COMMON STOCK – (Identified cost $643,076,494)		820,272,488

DAVIS GLOBAL FUND – (CONTINUED)	Schedule of Investments
January 31, 2023 (Unaudited)

		Principal	Value
SHORT-TERM INVESTMENTS – (0.64%)
	StoneX Financial Inc. Joint Repurchase Agreement, 4.30%, 02/01/23, dated 01/31/23, repurchase value of $3,024,361 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.25%-9.50%, 02/15/23-09/20/70, total market value $3,084,480)	$3,024,000	$3,024,000
	Truist Securities, Inc. Joint Repurchase Agreement, 4.29%, 02/01/23, dated 01/31/23, repurchase value of $2,226,265 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.50%-4.05%, 08/28/25-02/01/53, total market value $2,270,520)	2,226,000	2,226,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $5,250,000)		5,250,000
	Total Investments – (100.25%) – (Identified cost $648,326,494)		825,522,488
	Other Assets Less Liabilities – (0.25%)		(2,073,783)
		Net Assets – (100.00%)	$823,448,705

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

(a)
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Board of Directors. The aggregate value of restricted securities amounted to $34,401 or 0.004% of the Fund's net assets as of January 31, 2023.

(b)	The value of this security was determined using significant unobservable inputs.

Please refer to “Notes to Schedule of Investments” on page 6 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS INTERNATIONAL FUND	Schedule of Investments
January 31, 2023 (Unaudited)

	Shares	Value
COMMON STOCK – (97.05%)
COMMUNICATION SERVICES – (2.75%)
Media & Entertainment – (2.75%)
Baidu, Inc., Class A, ADR (China)*	27,840	$3,749,491
iQIYI, Inc., Class A, ADR (China)*	224,100	1,501,470
	Total Communication Services	5,250,961
CONSUMER DISCRETIONARY – (28.23%)
Consumer Durables & Apparel – (3.03%)
Fila Holdings Corp. (South Korea)	183,090	5,782,890
Retailing – (25.20%)
Alibaba Group Holding Ltd., ADR (China)*	68,900	7,592,780
Coupang, Inc., Class A (South Korea)*	111,240	1,878,844
JD.com, Inc., Class A, ADR (China)	184,080	10,958,282
Meituan, Class B (China)*	363,511	8,126,607
Naspers Ltd. - N (South Africa)	49,720	9,612,807
Prosus N.V., Class N (Netherlands)	122,362	9,880,148
		48,049,468
	Total Consumer Discretionary	53,832,358
FINANCIALS – (41.46%)
Banks – (21.84%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	221,690	7,085,212
Danske Bank A/S (Denmark)	783,270	16,318,308
DBS Group Holdings Ltd. (Singapore)	535,510	14,660,267
DNB Bank ASA (Norway)	148,762	2,781,785
Metro Bank PLC (United Kingdom)*	472,490	807,310
		41,652,882
Diversified Financials – (6.27%)
Capital Markets – (6.27%)
Julius Baer Group Ltd. (Switzerland)	165,200	10,596,641
Noah Holdings Ltd., Class A, ADS (China)*	72,460	1,371,668
		11,968,309
Insurance – (13.35%)
Life & Health Insurance – (13.35%)
AIA Group Ltd. (Hong Kong)	1,113,100	12,586,539
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	1,657,000	12,871,082
		25,457,621
	Total Financials	79,078,812
INDUSTRIALS – (7.87%)
Capital Goods – (5.78%)
Ferguson plc	27,140	3,863,108
Schneider Electric SE (France)	44,160	7,163,438
		11,026,546
Transportation – (2.09%)
DiDi Global Inc., Class A, ADS (China)*	879,576	3,975,684
	Total Industrials	15,002,230
INFORMATION TECHNOLOGY – (12.93%)
Semiconductors & Semiconductor Equipment – (3.00%)
Tokyo Electron Ltd. (Japan)	16,370	5,721,710
Technology Hardware & Equipment – (9.93%)
Hollysys Automation Technologies Ltd. (China)	405,246	7,553,785

DAVIS INTERNATIONAL FUND – (CONTINUED)	Schedule of Investments
January 31, 2023 (Unaudited)

		Shares/Principal	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Technology Hardware & Equipment – (Continued)
	Samsung Electronics Co., Ltd. (South Korea)	228,520	$11,382,634
			18,936,419
		Total Information Technology	24,658,129
MATERIALS – (3.81%)
	Teck Resources Ltd., Class B (Canada)	167,710	7,261,843
		Total Materials	7,261,843
	TOTAL COMMON STOCK – (Identified cost $155,457,308)		185,084,333
SHORT-TERM INVESTMENTS – (2.90%)
	StoneX Financial Inc. Joint Repurchase Agreement, 4.30%, 02/01/23, dated 01/31/23, repurchase value of $3,184,380 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.25%-9.50%, 02/15/23-09/20/70, total market value $3,247,680)	$3,184,000	3,184,000
	Truist Securities, Inc. Joint Repurchase Agreement, 4.29%, 02/01/23, dated 01/31/23, repurchase value of $2,343,279 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 2.00%-4.50%, 08/28/25-02/01/53, total market value $2,389,860)	2,343,000	2,343,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $5,527,000)		5,527,000
	Total Investments – (99.95%) – (Identified cost $160,984,308)		190,611,333
	Other Assets Less Liabilities – (0.05%)		104,236
		Net Assets – (100.00%)	$190,715,569

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

Please refer to “Notes to Schedule of Investments” on page 6 for the Fund’s policy regarding valuation of investments.

For information regarding the Fund’s other significant accounting policies, please refer to the Fund’s most recent Semi-Annual or Annual Shareholder Report.

DAVIS GLOBAL FUND	Notes to Schedule of Investments
DAVIS INTERNATIONAL FUND	January 31, 2023 (Unaudited)

Security Valuation - The Funds’ Board of Directors has designated Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds’ investments.

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 –	quoted prices in active markets for identical securities
Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

DAVIS GLOBAL FUND	Notes to Schedule of Investments – (Continued)
DAVIS INTERNATIONAL FUND	January 31, 2023 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following is a summary of the inputs used as of January 31, 2023 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
	Davis Global	Davis International
	Fund	Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$103,115,518	$5,250,961
Consumer Discretionary	78,886,471	20,429,906
Consumer Staples	12,378,995	–
Financials	119,202,921	8,456,880
Health Care	42,122,217	–
Industrials	22,165,717	7,838,792
Information Technology	49,837,475	7,553,785
Materials	32,922,722	7,261,843
Total Level 1	460,632,036	56,792,167
Level 2 – Other Significant Observable Inputs:
Common Stock:*
Consumer Discretionary	106,603,251	33,402,452
Financials	222,622,047	70,621,932
Industrials	–	7,163,438
Information Technology	30,380,753	17,104,344
Short-Term Investments	5,250,000	5,527,000
Total Level 2	364,856,051	133,819,166
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	34,401	–
Total Level 3	34,401	–
Total Investments	$825,522,488	$190,611,333

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the three months ended January 31, 2023. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at January 31, 2023 was $(244) for Davis Global Fund. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges.

	Beginning Balance at November 1, 2022	Cost of Purchases	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at January 31, 2023
Davis Global Fund
Investments in Securities:
Common Stock	$34,645	$–	$(244)	$–	$–	$–	$34,401
Total Level 3	$34,645	$–	$(244)	$–	$–	$–	$34,401

DAVIS GLOBAL FUND	Notes to Schedule of Investments – (Continued)
DAVIS INTERNATIONAL FUND	January 31, 2023 (Unaudited)

Security Valuation – (Continued)

Fair Value Measurements - (Continued)

The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at	Valuation	Unobservable		Impact to Valuation from an
	January 31, 2023	Technique	Input	Amount	Increase in Input
Davis Global Fund
Investments in Securities:
Common Stock	$34,401	Discounted Cash Flow	Annualized Yield	5.406%	Decrease

Total Level 3	$34,401

The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund’s investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.

Federal Income Taxes

At January 31, 2023, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Davis Global	Davis International
	Fund	Fund
Cost	$659,066,617	$166,477,011
Unrealized appreciation	213,714,819	41,062,028
Unrealized depreciation	(47,258,948)	(16,927,706)
Net unrealized appreciation	$166,455,871	$24,134,322